Investment Securities (Tables)	6 Months Ended	12 Months Ended
	Mar. 31, 2017	Sep. 30, 2016
Investments, Debt and Equity Securities [Abstract]
Summary of amortized cost, estimated fair value and related unrealized gains and losses on securities available for sale

The amortized cost, estimated fair value and related unrealized gains and losses on securities available for sale and held to maturity as of March 31, 2017 and September 30, 2016, respectively, were as follows:

Available for sale securities	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
March 31, 2017
U.S. government agency obligations	$15,125	$11	$560	$14,576
Obligations of states and political subdivisions	32,392	54	327	32,119
Mortgage-backed securities	32,491	81	391	32,181
Federal Agricultural Mortgage Corporation	70	44	—	114
Trust preferred securities	379	—	—	379

Total available for sale securities	$80,457	$190	$1,278	$79,369

September 30, 2016
U.S. government agency obligations	$16,388	$48	$29	$16,407
Obligations of states and political subdivisions	33,405	630	23	34,012
Mortgage-backed securities	28,861	389	3	29,247
Federal Agricultural Mortgage Corporation	70	11	—	81
Trust preferred securities	376	$—	$—	376

Total available for sale securities	$79,100	$1,078	$55	$80,123

Available for sale securities	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
September 30, 2016
U.S. government agency obligations	$16,388	$48	$29	$16,407
Obligations of states and political subdivisions	33,405	630	23	34,012
Mortgage-backed securities	28,861	389	3	29,247
Federal Agricultural Mortgage Corporation	70	11	—	81
Trust preferred securities	376	—	—	376

Total available for sale securities	$79,100	$1,078	$55	$80,123

September 30, 2015
U.S. government agency obligations	$15,240	$—	$220	$15,020
Obligations of states and political subdivisions	27,573	81	247	27,407
Mortgage-backed securities	37,451	133	144	37,440
Federal Agricultural Mortgage Corporation	71	—	17	54

Total available for sale securities	$80,335	$214	$628	$79,921

Held-to-maturity securities

	March 31, 2017		September 30, 2016
Held to maturity securities	Amortized Cost	Estimated Fair Value	Amortized Cost	Estimated Fair Value
Due after one year through five years	$1,313	$1,329	$1,315	$1,335
Due after five years through ten years	2,908	2,961	1,504	1,559
Due after ten years	1,763	1,827	3,850	4,050

Total held to maturity securities	$5,984	$6,117	$6,669	$6,944

Held to maturity securities	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
March 31, 2017
Obligations of states and political subdivisions	$1,313	$16	$—	$1,329
Mortgage-backed securities	4,671	120	3	4,788

Total held to maturity securities	$5,984	$136	$3	$6,117

September 30, 2016
Obligations of states and political subdivisions	$1,315	$20	$—	$1,335
Mortgage-backed securities	5,354	255	—	5,609

Total held to maturity securities	$6,669	$275	$—	$6,944

Held to maturity securities	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
September 30, 2016
Obligations of states and political subdivisions	$1,315	$20	$—	$1,335
Mortgage-backed securities	5,354	255	—	5,609

Total held to maturity securities	$6,669	$275	$—	$6,944

September 30, 2015
Obligations of states and political subdivisions	$1,319	$3	$4	$1,318
Mortgage-backed securities	6,693	208	—	6,901

Total held to maturity securities	$8,012	$211	$4	$8,219

The estimated fair value of securities by contractual maturity

The estimated fair value of securities at September 30, 2016, by contractual maturity, is shown below. Expected maturities will differ from contractual maturities on mortgage-backed securities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties. Expected maturities may differ from contractual maturities on certain agency and municipal securities due to the call feature.

Available for sale securities	Amortized Cost	Estimated Fair Value
Due in one year or less	$230	$230
Due after one year through five years	14,463	14,546
Due after five years through ten years	28,289	28,798
Due after ten years	36,118	36,549

Total available for sale securities	$79,100	$80,123

Held to maturity securities	Amortized Cost	Estimated Fair Value
Due after one year through five years	$1,315	$1,335
Due after five years through ten years	1,504	1,559
Due after ten years	3,850	4,050

Total held to maturity securities	$6,669	$6,944

Available for sale securities with unrealized losses

Securities with unrealized losses at March 31, 2017 and September 30, 2016, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position, were as follows:

	Less than 12 Months		12 Months or More		Total
Available for sale securities	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss
March 31, 2017
U.S. government agency obligations	$11,492	$539	$2,198	$21	$13,690	$560
Obligations of states and political subdivisions	21,537	298	857	29	22,394	327
Mortgage-backed securities	24,323	364	1,006	27	25,329	391

Total	$57,352	$1,201	$4,061	$77	$61,413	$1,278

September 30, 2016
U.S. government agency obligations	$4,039	$4	$2,494	$25	$6,533	$29
Obligations of states and political subdivisions	2,885	7	1,338	15	4,223	22
Mortgage-backed securities	1,385	1	1,137	3	2,522	4

Total	$8,309	$12	$4,969	$43	$13,278	$55

Securities with unrealized losses at September 30, 2016 and 2015, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position, were as follows:

	Less than 12 Months		12 Months or More		Total
Available for sale securities	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss
2016
U.S. government agency obligations	$4,039	$4	$2,494	$25	$6,533	$29
Obligations of states and political subdivisions	2,885	7	1,338	15	4,223	22
Mortgage-backed securities	1,385	1	1,137	3	2,522	4

Total	$8,309	$12	$4,969	$43	$13,278	$55

2015
U.S. government agency obligations	$4,960	$14	$10,060	$206	$15,020	$220
Obligations of states and political subdivisions	13,864	155	2,234	92	16,098	247
Mortgage-backed securities	22,018	93	3,590	51	25,608	144
Federal Agricultural Mortgage Corporation	—	—	54	17	54	17

Total	$40,842	$262	$15,938	$366	$56,780	$628

Held to maturity securities with unrealized losses

	Less than 12 Months		12 Months or More		Total
Held to maturity securities	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss
March 31, 2017
Obligations of states and political subdivisions	$—	$—	$—	$—	$—	$—
Mortgage-backed securities	431	3	—	—	431	3

Total	$431	$3	$—	$—	$431	$3

September 30, 2016
Obligations of states and political subdivisions	$—	$—	$—	$—	$—	$—
Mortgage-backed securities	—	—	—	—	—	—

Total	$—	$—	$—	$—	$—	$—

	Less than 12 Months		12 Months or More		Total
Held to maturity securities	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss
2016
Obligations of states and political subdivisions	$—	$—	$—	$—	$—	$—
Mortgage-backed securities	—	—	—	—	—	—

Total	$—	$—	$—	$—	$—	$—

2015
Obligations of states and political subdivisions	$904	$4	$—	$—	$904	$4
Mortgage-backed securities	—	—	—	—	—	—

Total	$904	$4	$—	$—	$904	$4

Available-for-sale securities

	March 31, 2017		September 30, 2016
Available for sale securities	Amortized Cost	Estimated Fair Value	Amortized Cost	Estimated Fair Value
Due in one year or less	$235	$235	$230	$230
Due after one year through five years	13,190	13,151	14,463	14,546
Due after five years through ten years	30,294	29,792	28,289	28,798
Due after ten years	36,738	36,191	36,118	36,549

Total available for sale securities	$80,457	$79,369	$79,100	$80,123